                COLONIAL GLOBAL UTILITIES FUND SEMIANNUAL REPORT

                 April 30, 1998

                             Not FDIC    May Lose Value
                             Insured     No Bank Guarantee


                      [Image of the Earth from Outer Space]

                   COLONIAL GLOBAL UTILITIES FUND HIGHLIGHTS
                       NOVEMBER 1, 1997 -- APRIL 30, 1998

INVESTMENT OBJECTIVE: Colonial Global Utilities Fund seeks current income and long-term growth of capital and income.

THE FUND IS DESIGNED TO OFFER:
      [checkmark] Long-term growth potential
      [checkmark] Worldwide diversification
      [checkmark] Experienced professional management

PORTFOLIO MANAGER COMMENTARY: "The Fund maintained its conservative focus on a diversified group of well-managed utility companies with good growth prospects in a variety of countries. This strategy protected shareholders from much of the negative effects of the 'Asian flu' without curtailing their ability to participate in the growing demand for utility services worldwide."
                                         - Ophelia Barsketis and Deborah Jansen

                   COLONIAL GLOBAL UTILITIES FUND PERFORMANCE

                                                     CLASS A     CLASS B     CLASS C
        Inception dates                              10/15/91    3/27/95     3/27/95
        Six-month distributions declared             $1.063      $1.008      $1.008
        per share

        Six-month total returns, assuming             21.98%      21.44%      21.52%
        reinvestment of all distributions and
        no sales charge or contingent deferred
        sales charge (CDSC)

        Net asset value per share on 4/30/98         $15.52      $15.51      $15.52

TOP FIVE COMMON STOCK HOLDINGS
(as of 4/30/98)
1. Lucent Technologies, Inc. ....... 2.6%
2. Nokia Oy Ab...................... 2.6%
3. AirTouch Communications.......... 2.4%
4. Iberdrola SA..................... 2.2%
5. USA Waste Services, Inc. ........ 2.2%

TOP FIVE COUNTRIES
(as of 4/30/98)
1. United States .................. 51.0%
2. United Kingdom .................  6.7%
3. Mexico .........................  5.5%
4. Brazil .........................  4.8%
5. Spain ..........................  4.2%

Countries and holdings are shown as a percentage of total net assets. Because the Fund is actively managed, there can be no guarantee the Fund will continue to hold these securities or invest in these countries in the future.

                              PRESIDENT'S MESSAGE
                              To Fund Shareholders

                          [Photo of Harold W. Cogger]

I am pleased to present the semiannual report for Colonial Global Utilities Fund. This report reflects on the investment environment for the six months ended April 30, 1998 and on the performance of your Fund.

Markets in the Pacific Rim continued to dominate headlines during the early part of the period as the currency crisis in Southeast Asia generated a negative spillover effect on many stock markets worldwide. During the "sorting out" period, the Fund's emphasis on a diversified portfolio of fundamentally strong, value-oriented utility stocks in well-established markets served to stabilize returns and shield investors from much of this volatility. During the second half of the period, many markets, particularly in Europe and the U.S., recovered and went on to post strong gains.

Prospects for utility stocks are attractive. Many of the world's economies are less mature than the U.S. economy. Significant unmet needs for basic utility services provide international utility stocks with considerable opportunities for price gains. In the U.S., utility investments should benefit from positive economic and industry fundamentals. These include low inflation, low interest rates and significant progress towards restructuring in the face of utility deregulation and increased competition. In addition, increased merger activity in the utility sector may have a positive effect on stock prices.

A global fund provides attractive growth prospects as well as an opportunity to diversify your core portfolio by adding international investments. World stock markets do not always move in step with the U.S. stock market, and international markets can provide opportunities to outperform the U.S. market. Looking ahead, economic growth prospects worldwide remain attractive and point to opportunities for future gains.

The following report will provide you with specific information on your Fund's performance as well as an in-depth report from your portfolio manager. Thank you for giving us the opportunity to serve your investment needs.

Respectfully,


/s/ Harold W. Cogger
-----------------------
Harold W. Cogger
President
June 9, 1998

Because market conditions change frequently, there can be no assurance that the trends described will continue.

                          PORTFOLIO MANAGEMENT REPORT

OPHELIA BARSKETIS and DEBORAH JANSEN are portfolio co-managers of Colonial Global Utilities Fund. Ms. Barsketis and Ms. Jansen are also senior vice presidents of Stein Roe & Farnham Incorporated, the portfolio's advisor.

IMPROVING INVESTMENT ENVIRONMENT DURING THE PERIOD
Investors continued to focus on the economies of the Pacific Rim during the period. A Thai currency collapse last summer resulted in currency devaluations throughout the region, exposing credit problems and a widespread need for financial restructuring. During the first part of the period, shaken investor confidence and the "Asian flu" spread to other markets around the world. Concerns about further currency devaluations, reduced competitiveness and economic vitality resulted in declining values for many stocks worldwide, particularly in Latin America and other less developed economies. However, the U.S. and European stock markets experienced fewer negative effects because their economies are characterized by well-developed fiscal and monetary policies which created a "safe haven" for investors. Because the Fund had over 75% of its assets invested in the U.S. and Europe, shareholders were shielded from the worst of the declines.

The second half of the period saw a significant improvement in many global markets. The European markets have risen over 20% since the first of the year and the U.S. markets have risen 15%. These markets continued to benefit from low, or falling, inflation and good economic growth, conditions that are also positive for utility stocks. While many Latin American markets remain weak, an enormous unmet demand for utility services continues. We believe utility companies that can efficiently meet this pent-up demand should do well. In addition, many countries are still in the process of privatizing their utility providers.

DEREGULATION AND DEMOGRAPHICS DRIVE GROWTH PROSPECTS FOR UTILITIES
In the U.S., utility sector performance continued to reflect the deregulatory progress. Companies which have cut costs and restructured in advance of increased competition remain poised for good stock price performance. Restructuring has been accompanied by increased merger activity as utility companies seek to increase their market presence. Utilities that have global business interests are also attractive. One such stock that has performed well is AES Corp. (1.8% of the Fund) is the world's largest independent power producer. This conservative and well-capitalized company invests for the long term and continues to win large contracts in Asia and South America. The stock's price doubled in 1997 and is off to a good start in 1998. Other U.S. utilities have benefited from strong domestic economic activity, particularly in the southern region. The Fund has concentrated its U.S. investments in Southern and Southwestern states that have experienced population growth, increased job opportunities and strong residential and commercial construction activity, all of which point to increased utility demand.

Elsewhere, the potential for utility stock price increases is even greater. As it has done in the U.S., the Fund has concentrated on foreign regions where economic trends should result in strong growth in utility services. For example, in southern Europe we have emphasized investments in Italy, Spain and Portugal. These countries are enjoying an economic revitalization, helped in part by the impending European Monetary Union. Two of the Fund's holdings in this region, Telefonica de Espana (Spain) and Electricidad de Portugal, (2.0% and 1.1% of the Fund, respectively), are up over 30% calendar year to date. Northern Europe also offered good opportunities. For example, Nokia, a Finnish telecommunications company, (2.6% of the Fund) is up 90% calendar year to date. This company operates worldwide and manufactures equipment for telephone companies as well as cellular phones and pagers. In Latin America, the overall market environment is less positive but we believe that the enormous demand for basic electric, gas, water and telecommunication services points towards improved performance for utility stocks in these markets.

FUND'S STRONG PERFORMANCE REFLECTS CONSERVATIVE INVESTMENT STRATEGY
The Fund generated a six-month total return of 21.98% for Class A shares, based on net asset value. The Fund outperformed both the Standard & Poor's Utilities Index and the Morgan Stanley Capital International World Index which posted total returns of 19.3% and 18.7%, respectively.

We attribute this performance to the Fund's concentration of assets in markets that performed well during the period as exemplified by period-end weightings in Europe (27%) and the U.S. (51%). We also believe that shareholders benefited from the Fund's conservative investment strategy that emphasizes a variety of stocks across markets and utility sectors.

UTILITY FUNDAMENTALS REMAIN POSITIVE
Looking ahead, we anticipate that worldwide utility demand will continue to grow. Domestically, we expect that utility stock prices will continue to be driven by deregulation and merger activity. We believe many U.S. utility stocks are cheap relative to their growth opportunities and we view these as buying candidates. Overseas, utility demand growth is even higher than in the U.S. As a result, we will continue to emphasize international utility stocks as well as U.S. utility stocks that operate on a global basis. Privatization and deregulation should continue to present new opportunities worldwide as should the huge need for basic utility services in many developing nations. We continue to believe that the Fund offers shareholders a conservative opportunity to participate in worldwide growth and economic development.

          COLONIAL GLOBAL UTILITIES FUND'S INVESTMENT PERFORMANCE VS.
            MORGAN STANLEY CAPITAL INTERNATIONAL WORLD INDEX ND AND
                     THE STANDARD & POOR'S UTILITIES INDEX
               Change in Value of $10,000 from 10/31/91 - 4/30/98
                                 Class A Shares
                              Based on NAV and POP

                                    [Graph]

                        VALUE OF A $10,000 INVESTMENT
                          MADE ON 10/31/91 AT 4/30/98

           CLASS A                  CLASS B                     CLASS C
      NAV         POP           NAV         W/CDSC          NAV        W/CDSC
      ---         ---           ---         ------          ---        ------
   $22,378      $21,091      $21,853       $21,853        $21,867      $21,867

                          AVERAGE ANNUAL TOTAL RETURNS
                                 As of 4/30/98

                       CLASS A              CLASS B             CLASS C
INCEPTION              10/15/91             3/27/95             3/27/95
                     NAV     POP          NAV    W/CDSC      NAV      W/CDSC
                     ---     ---          ---    ------      ---      ------
1 YEAR             29.46%   22.01%       28.40%  23.40%     28.49%    27.49%
5 YEARS            12.32    11.00        11.79   11.53      11.80     11.80
LIFE               13.07    12.05        12.66   12.66      12.67     12.67

Past performance cannot predict future results. Returns and value of an investment will vary, resulting in a gain or loss on sale. All results shown assume reinvestment of distributions. Net asset value (NAV) returns do not include sales charges or contingent deferred sales charge (CDSC). Public offering price (POP) returns include the maximum sales charges of 5.75% for Class A shares. The CDSC returns reflect the maximum applicable charges of 5% for 1 year and 2% for 5 years for Class B shares and 1% for 1 year for Class C shares. Performance for different share classes will vary based on differences in sales charges and fees associated with each class.

The Fund initially commenced operations as the Liberty Financial Utilities Fund on 10/15/91. Performance shown is based, in part, on the performance of the Liberty Financial Utilities Fund which had a different expense structure than the Fund.

Class B and Class C share (newer class shares) performance information includes returns of the Fund's Class A shares (the oldest existing fund class) for periods prior to the inception dates of the newer class shares. These Class A share returns are not restated to reflect any expense differential (e.g., Rule 12b-1 fees) between Class A shares and the newer class shares. Had the expense differential been reflected, the returns for periods prior to the inception date of the newer class shares would have been lower.

The Morgan Stanley Capital International World Index ND is an unmanaged index that tracks the performance of global stocks. The Standard & Poor's Utilities Index is an unmanaged index that tracks the performance of domestic utility stocks. Unlike mutual funds, indexes are not investments, do not incur fees or expenses and are not professionally managed.

Label     CGUF Class A sh

AS OF DATE         NAV            POP       MSCI World IX N      S&P Utilities
Oct 31, 91         10000          10000     10000                10000
Nov 30, 91         10048           9470      9561                 9908
Dec 31, 91         10508           9904     10254                10635
Jan 31, 92         10356           9760     10061                10063
Feb 29, 92         10315           9722      9885                 9782
Mar 31, 92         10203           9616      9416                 9643
Apr 30, 92         10367           9771      9544                10269
May 31, 92         10636          10024      9921                10254
Jun 30, 92         10688          10073      9585                10394
Jul 31, 92         11137          10496      9607                11222
Aug 31, 92         11199          10555      9837                11132
Sep 30, 92         11199          10555      9744                11213
Oct 31, 92         11083          10445      9477                11113
Nov 30, 92         11243          10596      9643                11092
Dec 31, 92         11596          10930      9718                11496
Jan 31, 93         11855          11174      9748                11674
Feb 28, 93         12311          11603      9976                12510
Mar 31, 93         12605          11880     10551                12736
Apr 30, 93         12517          11797     11037                12475
May 31, 93         12517          11798     11289                12463
Jun 30, 93         12893          12151     11191                13038
Jul 31, 93         13026          12277     11419                13340
Aug 31, 93         13571          12790     11939                13986
Sep 30, 93         13615          12832     11716                13951
Oct 31, 93         13660          12874     12036                13927
Nov 30, 93         13153          12397     11352                13224
Dec 31, 93         13341          12574     11905                13156
Jan 31, 94         13643          12859     12688                13241
Feb 28, 94         13278          12515     12521                12493
Mar 31, 94         12772          12038     11978                12070
Apr 30, 94         12812          12075     12345                12372
May 31, 94         12559          11837     12374                12037
Jun 30, 94         12422          11707     12337                12067
Jul 31, 94         12719          11987     12569                12472
Aug 31, 94         12805          12069     12945                12434
Sep 30, 94         12537          11816     12602                12124
Oct 31, 94         12647          11920     12957                12219
Nov 30, 94         12424          11710     12392                12044
Dec 31, 94         12427          11713     12509                12111
Jan 31, 95         12698          11968     12319                13054
Feb 28, 95         12799          12063     12495                13029
Mar 31, 95         12827          12089     13094                12946
Apr 28, 95         13088          12336     13548                13430
May 31, 95         13536          12758     13661                13849

     LABEL          A         B         C         D
     Jun 30, 95     13564     12784     13653     13908
     Jul 31, 95     13766     12974     14333     14266
     Aug 31, 95     13708     12920     14011     14556
     Sep 29, 95     14012     13206     14416     15468
     Oct 31, 95     13953     13150     14186     15797
     Nov 30, 95     14222     13404     14675     15969
     Dec 29, 95     14670     13826     15101     17092
     Jan 31, 96     14889     14033     15371     17316
     Feb 29, 96     14815     13963     15462     16638
     Mar 29, 96     14677     13833     15716     16279
     Apr 30, 96     14937     14078     16082     16473
     May 31, 96     15142     14272     16093     16436
     Jun 28, 96     15181     14308     16171     17100
     Jul 31, 96     14687     13843     15596     15993
     Aug 30, 96     15058     14192     15772     16366
     Sep 30, 96     15223     14347     16387     16523
     Oct 31, 96     15626     14727     16498     17345
     Nov 29, 96     16433     15488     17419     17733
     Dec 31, 96     16531     15580     17137     17626
     Jan 31, 97     17090     16107     17340     17712
     Feb 28, 97     17082     16100     17536     17564
     Mar 31, 97     16940     15966     17186     17032
     Apr 30, 97     17286     16292     17745     16746
     May 30, 97     18016     16980     18837     17492
     Jun 30, 97     18561     17494     19773     18032
     Jul 31, 97     19070     17973     20680     18426
     Aug 29, 97     18008     16972     19294     18118
     Sep 30, 97     19038     17943     20339     18898
     Oct 31, 97     18345     17290     19265     19062
     Nov 28, 97     19353     18240     19603     20436
     Dec 31, 97     20245     19080     19838     21970
     Jan 30, 98     20015     18864     20388     21067
     Feb 27, 98     21032     19823     21764     21812
     Mar 31, 98     22439     21149     22679     23205
     Apr 30, 98     22378     21091     22898     22739

                               LFC UTILITIES TRUST
                              INVESTMENT PORTFOLIO
                    APRIL 30, 1998 (UNAUDITED, IN THOUSANDS)

      COMMON STOCKS - 87.2%                           COUNTRY         SHARES            VALUE
      ----------------------------------------------------------------------------------------
      TRANSPORTATION, COMMUNICATION, ELECTRIC,
      GAS & SANITARY SERVICES - 77.3%
       COMMUNICATIONS - 34.2%
       AirTouch Communications(a)                                        86           $ 4,553
       Ameritech Corp.                                                   83             3,541
       AT&T                                                              63             3,802
       Cable & Wireless ADR                             UK               59             2,062
       COLT Telecom Group ADR(a)                        UK               45             3,876
       Grupo Iusacell SP ADR(a)                         Mx              153             2,964
       Lucent Technologies, Inc.                                         66             4,994
       Nokia Oy Ab ADR                                  Fi               74             4,962
       Portugal Telecom S.A. ADR                        Pt               72             3,870
       SBC Communications                                                93             3,862
       Smartone Telecommunications                      HK              783             2,057
       Sprint                                                            58             3,955
       Telebras ADR                                     Bz               25             3,045
       Telecom Italia (Saving shares)                   It              675             3,559
       Telefonica de Espana ADR                         Sp               30             3,711
       Telefonica de Espana Rights(a)                   Sp               30                67
       Telefonos de Mexico ADS                          Mx               72             4,094
       Tellabs, Inc.(a)                                                  35             2,466
       WorldCom, Inc.(a)                                                 91             3,893
                                                                                       ------
                                                                                       65,333
                                                                                       ------

       ELECTRIC SERVICES - 28.3%
       AES Corp.(a)                                                      62             3,433
       Beijing Datang Power Generation                  Cn            4,680             1,903
       Edison International                                             121             3,619
       Electricade de Portugal ADR                      Pt               41             2,142
       FPL Group, Inc.                                                   65             4,034
       Hong Kong Electric ADR                           HK              914             2,808
       Iberdrola SA                                     Sp              260             4,179
       Light-Servicos de Eletricidade S.A.              Bz            4,250             1,625
       National Power PLC ADR                           UK               78             3,024
       New Century Energies                                              77             3,653
       NIPSCO Industries, Inc.                                          141             3,781
       Pinnacle West Capital Corp.                                       89             3,947
       Scottish Power                                   UK              411             3,780
       Sierra Pacific Resources                                          50             1,764

                       Investment Portfolio/April 30, 1998

      ---------------------------------------------------------------------------------------------------------------------------
      COMMON STOCKS - CONT.                                                              COUNTRY         SHARES            VALUE
      ---------------------------------------------------------------------------------------------------------------------------
      TRANSPORTATION, COMMUNICATION, ELECTRIC,
      GAS & SANITARY SERVICES - CONT.
       ELECTRIC SERVICES - CONT.
       Texas Utilities Co.                                                                                  83           $ 3,320
       VEBA AG                                                                              G               53             3,514
       Viag AG                                                                              G                7             3,371
                                                                                                                         -------
                                                                                                                          53,897
                                                                                                                         -------

       GAS SERVICES - 14.8%
       CMS Energy Corp.                                                                                     87             3,814
       Columbia Energy Group                                                                                43             3,494
       Kinder Morgan Energy Partners, L.P.                                                                  97             3,468
       MCN Energy Group                                                                                     90             3,413
       Questar Corp.                                                                                        84             3,644
       UGI Corp.                                                                                           127             3,524
       Williams Cos.                                                                                       124             3,906
       YPF  SA ADR                                                                         Ar               85             2,964
                                                                                                                         -------
                                                                                                                          28,227
                                                                                                                         -------

      ---------------------------------------------------------------------------------------------------------------------------
      SERVICES - 9.9%
       CONGLOMERATES AND MISCELLANEOUS SERVICES - 5.0%
       Grupo Carso S.A. de CV                                                              Mx              530             3,371
       Liberty Property Trust                                                                               75             1,927
       USA Waste Services, Inc.(a)                                                                          85             4,170
                                                                                                                         -------
                                                                                                                           9,468
                                                                                                                         -------

       WATER SERVICES - 4.9%
       American Water Works Co., Inc.                                                                      115             3,443
       Compagnie Generale des Eaux                                                         Fr               22             4,162
       SABESP                                                                              Bz            8,100             1,813
                                                                                                                         -------
                                                                                                                           9,418
                                                                                                                         -------

      TOTAL COMMON STOCKS (cost of $118,935)                                                                             166,343
                                                                                                                         -------

      CONVERTIBLE PREFERRED STOCKS - 4.4%
      ---------------------------------------------------------------------------------------------------------------------------
      TRANSPORTATION, COMMUNICATION, ELECTRIC,
      GAS & SANITARY SERVICES - 4.4%
       COMMUNICATIONS
       LM Ericsson                                                    4.250%               Sw              626             4,457
       Nortel Inversora S.A.                                         10.000%               Ar               61             3,843
                                                                                                                         -------

      TOTAL CONVERTIBLE PREFERRED STOCKS (cost of $3,196)                                                                  8,300
                                                                                                                         -------

                       Investment Portfolio/April 30, 1998

      ---------------------------------------------------------------------------------------------------------------------------
      PREFERRED STOCKS - 1.4%
      ---------------------------------------------------------------------------------------------------------------------------
      TRANSPORTATION, COMMUNICATION, ELECTRIC,
      GAS & SANITARY SERVICES - 1.4%
       ELECTRIC SERVICES
       CEMIG, preference shares
       (cost of $3,223)                                                                    Bz                     55      $ 2,663
                                                                                                                          -------

      CORPORATE FIXED-INCOME BONDS - 4.6%                                              CURRENCY                PAR
      ---------------------------------------------------------------------------------------------------------------------------
      TRANSPORTATION, COMMUNICATION, ELECTRIC,
      GAS & SANITARY  SERVICES - 4.6%
       ELECTRICAL SERVICES
       Financiera Energetica,(b)
                                                              9.000%       11/8/99         Co                $ 4,000        4,115
       Hydro-Quebec,
                                                              8.050%        7/7/24         Ca                  4,000        4,661
                                                                                                                         --------

      TOTAL CORPORATE FIXED-INCOME BONDS (cost of $8,454)                                                                   8,776
                                                                                                                         --------

      SHORT-TERM OBLIGATIONS - 1.5%
      ---------------------------------------------------------------------------------------------------------------------------
       Associates Corp. of North America,
       (cost of $2,800)                                       6.050%        4/1/98                             2,800        2,800
                                                                                                                         --------

      TOTAL INVESTMENTS - 99.1% (cost of $136,608)(c)                                                                     188,882
                                                                                                                         --------

      OTHER ASSETS & LIABILITIES, NET - 0.9%                                                                                1,786
      ---------------------------------------------------------------------------------------------------------------------------

      NET ASSETS - 100%                                                                                                  $190,668
                                                                                                                         --------

      NOTES TO INVESTMENT PORTFOLIO:
      --------------------------------------------------------------------------
         (a)      Non-income producing security.
         (b) Financiera Energetica is a restricted security which was acquired on June 1, 1995, at a cost of $4,126. This security represents 2.2% of the Portfolio's net assets at April 30, 1998.
         (c)      Cost for federal income tax purposes is the same.

      Summary of Securities by                            Country/
       Country/Currency                                   Currency     Value   % of Total
      ------------------------------------------------------------------------------------
      United States                                                 $ 96,220     51.0
      United Kingdom                                         UK       12,742      6.7
      Mexico                                                 Mx       10,429      5.5
      Brazil                                                 Bz        9,146      4.8
      Spain                                                  Sp        7,957      4.2
      Germany                                                G         6,885      3.6
      Argentina                                              Ar        6,807      3.6
      Portugal                                               Pt        6,012      3.2

                                   Investment Portfolio/April 30, 1998

      Summary of Securities by                    Country/
       Country/Currency                           Currency     Value    % of Total
      ----------------------------------------------------------------------------
      Finland                                        Fi        4,962         2.6
      Hong Kong                                      HK        4,865         2.6
      Canada                                         Ca        4,661         2.5
      Sweden                                         Sw        4,457         2.4
      France                                         Fr        4,162         2.2
      Colombia                                       Co        4,115         2.2
      Italy                                          It        3,559         1.9
      China                                          Cn        1,903         1.0
                                                            --------       -----
                                                            $188,882       100.0
                                                            ========       =====

       Certain securities are listed by country of underlying exposure but may trade predominantly on other exchanges.

           Acronym                                    Name
           -------                                    ----
             ADR                          American Depository Receipts
             ADS                           American Depository Shares


       See notes to financial statements.

                               LFC UTILITIES TRUST
                        STATEMENT OF ASSETS & LIABILITIES
                           APRIL 30, 1998 (UNAUDITED)

           (in thousands)
           ASSETS
           Investments at value (cost $136,608)                                        $ 188,882
           Cash                                                                               50

           Receivable for:
             Investments sold                                     $ 1,003
             Dividends                                                537
             Interest                                                 275
             Other                                                     14                  1,829
                                                                  -------              ---------
               Total Assets                                                              190,761

           LIABILITIES
           Payable for:
             Management, accounting
               and transfer agent fees                                 90
             Other                                                      3
                                                                  -------
               Total Liabilities                                                              93
                                                                                       ---------

           NET ASSETS applicable to
           investors' beneficial interest                                              $ 190,668
                                                                                       =========


           See notes to financial statements.

                               LFC UTILITIES TRUST
                             STATEMENT OF OPERATIONS
                     FOR THE SIX MONTHS ENDED APRIL 30, 1998
                                   (UNAUDITED)

           (in thousands)
           INVESTMENT INCOME
           Dividends (net of foreign taxes withheld of $85)                                                 $  1,819
           Interest                                                                                              664
                                                                                                            --------
                  Total Investment Income                                                                      2,483

           EXPENSES
           Management fee                                                             $   491
           Accounting fees                                                                 14
           Audit & legal fees                                                               7
           Transfer agent fees                                                              4
           Custodian & other fees                                                          20                    536
                                                                                       ------               --------
                  Net Investment Income                                                                        1,947
                                                                                                            --------

           NET REALIZED & UNREALIZED GAIN (LOSS) ON PORTFOLIO POSITIONS
           Net realized gain (loss) on:
             Investments                                                               10,468
             Foreign currency transactions                                                (60)
                                                                                       ------
               Net realized gain from investments
                and foreign currency transactions                                                             10,408
           Net unrealized appreciation (depreciation)
            during the period on:
             Investments                                                               23,674
             Translation of other assets and liabilities                                   (6)
                                                                                       ------
               Net unrealized appreciation from
                investments and foreign currency
                translations                                                                                  23,668
                                                                                                            --------
                  Net gain                                                                                    34,076
                                                                                                            --------

           Increase in Net Assets from Operations                                                           $ 36,023
                                                                                                            ========


           See notes to financial statements.

                               LFC UTILITIES TRUST
                       STATEMENT OF CHANGES IN NET ASSETS

                                                                                (Unaudited)              Year
                                                                             Six months ended            ended
           (in thousands)                                                        April 30              October 31
                                                                             ----------------          ----------
           INCREASE (DECREASE) IN NET ASSETS                                       1998                   1997
           Operations:
           Net investment income                                                $  1,947               $  5,561
           Net realized gain from investments
            and foreign currency transactions                                     10,408                 12,294
           Change in unrealized appreciation from
            investments and foreign currency
            translations                                                          23,668                 11,781
                                                                                --------               --------
               Increase from Operations                                           36,023                 29,636
                                                                                --------               --------


           Transactions in investors' beneficial interest:
           Contributions                                                              89                    120
           Withdrawals                                                           (11,985)               (35,537)
                                                                                --------               ---------
           Net transactions in investors' beneficial
             interest                                                            (11,896)               (35,417)
                                                                                --------               ---------
                   Total Increase (Decrease)                                      24,127                 (5,781)
                                                                                --------               ---------

           NET ASSETS
           Beginning of period                                                   166,541                172,322
                                                                                --------               --------
           End of period                                                        $190,668               $166,541
                                                                                ========               ========


           See notes to financial statements.

                               LFC UTILITIES TRUST
                              FINANCIAL HIGHLIGHTS

                                                                    (Unaudited)
                                                                    Six months
                                                                      ended
                                                                      April 30        Year ended October 31
                                                                  ---------------     ---------------------
                                                                        1998             1997          1996
         RATIOS TO AVERAGE NET ASSETS
            Expenses                                                  0.60%(a)           0.60%        0.60%
            Net investment income                                     2.18%(a)           3.16%        4.47%

         Portfolio turnover                                             17%                48%          34%
         Average broker commission(b)                              $0.0008            $0.0035      $0.0214

                                                                                  Year ended October 31
                                                                       -----------------------------------------
                                                                        1995               1994             1993
         RATIOS TO AVERAGE NET ASSETS
            Expenses                                                   0.63%(c)            0.61%            0.64%
            Net investment income                                      5.97%(d)            5.48%            5.29%

         Portfolio turnover                                              46%                 34%              41%
         Average broker commission(b)                                    --                  --               --

         (a)      Annualized.
         (b) For fiscal years beginning on or after September 1, 1995, a fund is required to disclose its average commission rate per share for trades on which commissions are charged.
         (c) If the Portfolio had paid all of its expenses and there had been no reimbursement from the Investment Adviser, this ratio would have been 0.64%.
         (d) Computed giving effect to the Investment Adviser's expense limitation undertaking.


               See notes to financial statements.

                               LFC UTILITIES TRUST
                          NOTES TO FINANCIAL STATEMENTS
                           APRIL 30, 1998 (UNAUDITED)

NOTE 1. ORGANIZATION AND ACCOUNTING POLICIES

ORGANIZATION: LFC Utilities Trust (the Portfolio) was organized on August 14, 1991 as a trust under Massachusetts law and is registered under the Investment Company Act of 1940 as an open-end investment company. The Declaration of Trust permits the Trustees to issue non-transferable interests in the Portfolio. The Portfolio commenced operations on August 23, 1991.

The following is a summary of significant accounting policies followed by the Portfolio in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles. The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

VALUATION OF INVESTMENTS: All securities are valued as of April 30, 1998. Domestic securities traded on national securities exchanges are valued at the last reported sales price or, if there are no sales, at the latest bid quotation. Each domestic over-the-counter security for which the last sales price is available from Nasdaq is valued at that price. All other domestic over-the-counter securities for which reliable quotations are available are valued at the latest bid quotation. Domestic securities convertible into equity securities and long-term debt obligations are valued at a fair value using a procedure determined in good faith by the Board of Trustees, which has authorized the use of valuations provided by a pricing service. Foreign security valuations are generally based upon market quotations which, depending upon local convention or regulation, may be last sale price, last bid or asked price, or the mean between last bid and asked prices as of, in each case, the close of the appropriate exchange or other designated time.

Other assets and securities of the Portfolio are valued by a method that the Board of Trustees believes represents fair value.

FEDERAL INCOME TAXES: The Portfolio has complied and intends to comply with the applicable provisions of the Internal Revenue Service Code. Accordingly, no provisions for federal income taxes is considered necessary.

                  Notes to Financial Statements/April 30, 1998

NOTE 1. ORGANIZATION AND ACCOUNTING POLICIES - CONT.

FOREIGN CURRENCY TRANSLATIONS: The books and records of the Portfolio are maintained in U.S. dollars. All assets and liabilities of the Portfolio denominated in foreign currencies are translated into U.S. dollar amounts using a rate that represents the mid-point between bid and asked market rates for such currencies. Purchases and sales of foreign securities and income derived from foreign securities are converted at the prevailing rate of exchange on the respective dates of such transactions. The Portfolio may enter into "forward currency contracts" for purchases and sales of securities denominated in foreign currency.

OTHER: Investment transactions are accounted for on the trade date. Interest income and expenses are recorded on the accrual basis. Dividend income is recorded on the ex-dividend date.

NOTE 2. INVESTMENT TRANSACTIONS

Realized gains and losses are computed on the identified cost basis for both financial reporting and federal income tax purposes. The cost of investments purchased and proceeds from investments sold, excluding short-term investments, for the six months ended April 30, 1998 were $29,618,894 and $44,648,160, respectively.

Unrealized appreciation (depreciation) at April 30, 1998, based on cost of investments for both financial statement and federal income tax purposes was:

            Gross unrealized appreciation                $54,252,190
            Gross unrealized depreciation                 (1,978,496)
                                                         -----------
            Net unrealized appreciation                  $52,273,694
                                                         -----------

NOTE 3. TRANSACTIONS WITH AFFILIATED INVESTMENT MANAGEMENT

The Portfolio has a management agreement with Stein Roe & Farnham, Inc. (Stein
Roe), an indirect majority-owned subsidiary of Liberty Mutual Insurance Company (Liberty Mutual) under which Stein Roe provides investment management and administrative services. The investment management fee paid to Stein Roe is accrued daily and paid monthly at an annual rate of 0.55 percent of the Portfolio's average daily net assets up to $400 million and 0.50 percent of its average daily net assets thereafter.

The transfer agent fees are paid to Stein Roe Services, Inc., an indirect, majority-owned subsidiary of Liberty Mutual. For the six months ended April 30, 1998, the Portfolio incurred charges of $3,750.

Stein Roe also provides the Portfolio with certain accounting services. For the six months ended April 30, 1998, the Portfolio incurred charges of $14,123.

                         COLONIAL GLOBAL UTILITIES FUND
                        STATEMENT OF ASSETS & LIABILITIES
                           APRIL 30, 1998 (UNAUDITED)

   (in thousands except for per share amounts and footnotes)
   ASSETS
   Investments in LFC Utilities Trust, at value                              $   190,665
   Receivable for Fund shares sold                                                   123
                                                                             -----------
       Total Assets                                                              190,788
   LIABILITIES
   Payable for:
     Fund shares repurchased                                         $ 88
     Distributions                                                     21
   Accrued:
     Administration fee                                                16
     Distribution fee                                                   3
     Bookkeeping fee                                                    4
     Service fee                                                       40
     Transfer agent fee                                                32
     Deferred Trustee fees                                              2
   Other                                                               38
                                                                   ------
    Total Liabilities                                                                244
                                                                             -----------

   NET ASSETS                                                                $   190,544
                                                                             -----------
   Net asset value & redemption price per share -
   Class A ($185,029/11,925)                                                 $     15.52
                                                                             -----------

   Maximum offering price per share - Class A
   ($15.52/0.9425)                                                           $     16.47(a)
                                                                             -----------

   Net asset value & offering price per share -
   Class B ($4,335/279)                                                      $     15.51(b)
                                                                             -----------

   Net asset value & offering price per share -
   Class C ($1,180/76)                                                       $     15.52(b)
                                                                             -----------

   COMPOSITION OF NET ASSETS
   Capital paid in                                                           $   127,927
   Overdistributed net investment income                                             (66)
   Accumulated net realized gain                                                  10,417
   Net unrealized appreciation (depreciation) on:
     Investments                                                                  52,274
     Foreign currency transactions                                                    (8)
                                                                             -----------
                                                                             $   190,544
                                                                             ===========

   (a) On sales of $50,000 or more the offering price is reduced.

   (b) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.


   See notes to financial statements.

                         COLONIAL GLOBAL UTILITIES FUND
                             STATEMENT OF OPERATIONS
                     FOR THE SIX MONTHS ENDED APRIL 30, 1998
                                   (UNAUDITED)

(in thousands)
INVESTMENT INCOME
Dividend income from LFC Utilities Trust                                           $  1,820
Interest income from LFC Utilities Trust                                                664
Expenses allocated from LFC Utilities Trust                                            (537)
                                                                                   --------
     Investment Income from LFC Utilities Trust
     (net of nonreclaimable foreign taxes withheld
     at source which amounted to $83)                                                 1,947

EXPENSES
Administration fee                                                   $     90
Service fee                                                               227
Distribution fee - Class B                                                 14
Distribution fee - Class C                                                  3
Audit fee                                                                   5
Transfer agent fee                                                        180
Bookkeeping fee                                                            24
Trustees fee                                                                8
Custodian fee                                                               3
Legal fee                                                                   2
Registration fee                                                           15
Other                                                                      96           667
                                                                     --------      --------
      Net Investment Income                                                           1,280
                                                                                   --------

NET REALIZED & UNREALIZED GAIN (LOSS) ON PORTFOLIO POSITIONS
  Net realized gain (loss) on:
   Investments                                                         10,467
   Foreign currency transactions                                          (60)
                                                                     --------
     Net Realized Gain                                                               10,407
  Net unrealized appreciation during
     the period on:
     Investments                                                       23,674
     Foreign currency transactions                                         (6)
                                                                     --------
     Net Unrealized Appreciation                                                     23,668
                                                                                   --------
      Net Gain                                                                       34,075
                                                                                   --------

Increase in Net Assets from Operations                                             $ 35,355
                                                                                   ========


   See notes to financial statements.

                         COLONIAL GLOBAL UTILITIES FUND
                       STATEMENT OF CHANGES IN NET ASSETS

                                                (Unaudited)
                                                Six months
                                                   ended          Year ended
                                                  April 30          October 31
(in thousands)                                  ------------   -------------
INCREASE (DECREASE) IN NET ASSETS                   1998           1997(a)
Operations:
Net investment income                            $   1,280      $   4,290
Net realized gain                                   10,407         12,293
Net unrealized appreciation                         23,668         11,781
                                                 ---------      ---------
    Net Increase from Operations                    35,355         28,364
Distributions:
From net investment income - Class A                (1,634)        (4,558)
In excess of net investment income - Class A           (64)          --
From net realized gains - Class A                  (10,711)          --
From net investment income - Class B                   (21)           (45)
In excess of net investment income - Class B            (1)          --
From net realized gains - Class B                     (224)          --
From net investment income - Class C                    (6)           (13)
In excess of net investment income - Class C           (b)           --
From net realized gains - Class C                      (58)          --
                                                 ---------      ---------
                                                    22,636         23,748
                                                 ---------      ---------
Fund Share Transactions:
Receipts for shares sold - Class A                   2,078          4,239
Value of distributions reinvested - Class A         11,878          4,093
Cost of shares repurchased - Class A               (13,231)       (39,270)
                                                 ---------      ---------
                                                       725        (30,938)
                                                 ---------      ---------
Receipts for shares sold - Class B                     576          2,324
Value of distributions reinvested - Class B            221             37
Cost of shares repurchased - Class B                  (177)          (950)
                                                 ---------      ---------
                                                       620          1,411
                                                 ---------      ---------
Receipts for shares sold - Class C                     235            306
Value of distributions reinvested - Class C             54             10
Cost of shares repurchased - Class C                   (54)          (171)
                                                 ---------      ---------
                                                       235            145
                                                 ---------      ---------
   Net Increase (Decrease) from Fund Share
     Transactions                                    1,580        (29,382)
                                                 ---------      ---------
        Total Increase (Decrease)                   24,216         (5,634)
NET ASSETS
Beginning of period                                166,328        171,962
                                                 ---------      ---------
End of period (net of overdistributed and
including undistributed net investment
income of $66 and $440, respectively)            $ 190,544      $ 166,328
                                                 =========      =========

  (a) Effective July 1, 1997, Class D shares were redesignated Class C shares.

  (b) Rounds to less than one.

  Statement of Changes in Net Assets continued on following page.

  See notes to financial statements.

                         COLONIAL GLOBAL UTILITIES FUND
                   STATEMENT OF CHANGES IN NET ASSETS - CONT.

                                                  (Unaudited)
                                                   Six months
                                                     ended          Year ended
                                                   April 30         October 31
(in thousands)                                    -------------    -------------
NUMBER OF FUND SHARES                                  1998          1997(a)
Sold - Class A                                          142            317
Issued for distributions reinvested - Class A           870            313
Repurchased - Class A                                  (912)        (2,954)
                                                     ------         ------
                                                        100         (2,324)
                                                     ------         ------
Sold - Class B                                           39            175
Issued for distributions reinvested - Class B            16              3
Repurchased - Class B                                   (12)           (70)
                                                     ------         ------
                                                         43            108
                                                     ------         ------
Sold - Class C                                           16             23
Issued for distributions reinvested - Class C             4              1
Repurchased - Class C                                    (4)           (13)
                                                     ------         ------
                                                         16             11
                                                     ------         ------

(a) Effective July 1, 1997, Class D shares were redesigned Class C shares.

See notes to financial statements.

                         COLONIAL GLOBAL UTILITIES FUND
                          NOTES TO FINANCIAL STATEMENTS
                           APRIL 30, 1998 (UNAUDITED)

NOTE 1. INTERIM FINANCIAL STATEMENTS
In the opinion of management of Colonial Global Utilities Fund (the Fund), a series of Colonial Trust III, the accompanying financial statements contain all normal and recurring adjustments necessary for the fair presentation of the financial position of the Fund at April 30, 1998, and the results of its operations, the changes in its net assets and the financial highlights for the six months then ended.

NOTE 2. ACCOUNTING POLICIES
ORGANIZATION: The Fund is a diversified portfolio of a Massachusetts business trust registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund invests all of its assets in interests in the LFC Utilities Trust (the Portfolio), a Massachusetts business trust, having the same investment objective as the Fund. The Fund records its share of the investment income, expenses and realized and unrealized gains and losses recorded by the Portfolio on a daily basis. The investment income, expenses and realized and unrealized gains and losses are allocated daily to investors in the Portfolio based upon the value of their investments in the Portfolio. Such investments are adjusted on a daily basis. The value of the Fund's investment in the Portfolio reflects the Fund's proportionate interest in the net assets of the Portfolio (99.9% at April 30, 1998). The performance of the Fund is directly affected by the performance of the Portfolio.

The financial statements of the Portfolio, including the portfolio of investments are included elsewhere in this report and should be read in conjunction with the Fund's financial statements. The Fund may issue an unlimited number of shares. The Fund offers three classes of shares: Class A, Class B and Class C. Class A shares are sold with a front-end sales charge, and Class B shares are subject to an annual distribution fee and a contingent deferred sales charge. Class B shares will convert to Class A shares when they have been outstanding approximately eight years. Class C shares are subject to a contingent deferred sales charge on redemptions made within one year after purchase and a continuing distribution fee.

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the period. Actual results could differ from those estimates. The following is a summary of accounting policies that are consistently followed by the Fund in the preparation of its financial statements.

                  Notes to Financial Statements/April 30, 1998

NOTE 2. ACCOUNTING POLICIES - CONT.
SECURITY VALUATION AND TRANSACTIONS: Valuation of securities by the Portfolio is discussed in Note 1 of the Portfolio's Notes to Financial Statements which are included elsewhere in this report.

DETERMINATION OF CLASS NET ASSET VALUES AND FINANCIAL HIGHLIGHTS: All income, expenses (other than the Class B and Class C distribution fees), realized and unrealized gains (losses) are allocated to each class proportionately on a daily basis for purposes of determining the net asset value of each class.

The per share data was calculated using the average shares outstanding during the period. In addition, Class B and Class C net investment income per share data reflects the distribution fee per share applicable to Class B and Class C shares only.

Class B and Class C ratios are calculated by adjusting the expense and net investment income ratios for the Fund for the entire period by the distribution fee applicable to Class B and Class C shares only.

FEDERAL INCOME TAXES: Consistent with the Fund's policy to qualify as a regulated investment company and to distribute all of its taxable income, no federal income tax has been accrued.

DISTRIBUTIONS TO SHAREHOLDERS: Distributions to shareholders are recorded on the ex-date.

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from generally accepted accounting principles.

NOTE 3. FEES AND COMPENSATION PAID TO AFFILIATES
ADMINISTRATOR FEE: Colonial Management Associates, Inc. (the Administrator), an affiliate of Stein Roe, is the administrator of the Fund and furnishes accounting and other services and office facilities for a monthly fee equal to 0.10% annually of the Fund's average net assets.

BOOKKEEPING FEE: The Administrator provides bookkeeping and pricing services for $18,000 per year plus 0.0233% of the Fund's average net assets over $50 million.

TRANSFER AGENT FEE: Colonial Investors Service Center, Inc. (the Transfer Agent), an affiliate of the Administrator, provides shareholder services for a monthly fee equal to 0.20% annually of the Fund's average net assets and receives reimbursement for certain out-of-pocket expenses.

UNDERWRITING DISCOUNTS, SERVICE AND DISTRIBUTION FEES: Liberty Financial Investments, Inc. (the Distributor), a subsidiary of the Administrator, is the Fund's principal underwriter. For the six months ended April 30, 1998, the Fund has been advised that the Distributor

                  Notes to Financial Statements/April 30, 1998

retained net underwriting discounts of $8,666 on sales of the Fund's Class A shares and received $1,988 and none of contingent deferred sales charge (CDSC) on Class B and Class C redemptions, respectively.

The CDSC and the fees received from the 12b-1 plan are used principally as repayment to the Distributor for amounts paid by the Distributor to dealers who sold such shares.

The Fund has adopted a 12b-1 plan which requires the payment of a service fee to the Distributor equal to 0.25% annually of the Fund's net assets as of the 20th of each month. The plan also requires the payment of a distribution fee to the Distributor equal to 0.75% annually of the average net assets attributable to Class B and Class C shares.

OTHER: The Fund pays no compensation to its officers, all of whom are employees of the Administrator.

The Fund's Trustees may participate in a deferred compensation plan which may be terminated at any time. Obligations of the plan will be paid solely out of the Fund's assets.

NOTE 4. LINE OF CREDIT
The Fund may borrow up to 10% of its net assets under a line of credit for temporary or emergency purposes. Any borrowings bear interest at one of the following options determined at the inception of the loan: (1) federal funds rate plus 1/2 of 1%, (2) the lending bank's base rate or (3) IBOR off-shore loan rate plus 1/2 of 1%. There were no borrowings under the line of credit during the six months ended April 30, 1998.

                         COLONIAL GLOBAL UTILITIES FUND
                              FINANCIAL HIGHLIGHTS

Selected data for a share of each class outstanding throughout each period are as follows:

                                                                   (Unaudited)
                                                            Six months ended April 30
                                                  --------------------------------------------
                                                                    1998
                                                    Class A         Class B         Class C
                                                  ------------     ----------       ----------
Net asset value -
   Beginning of period                            $  13.720          $ 13.720        $ 13.720
                                                  ---------          --------        --------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income(b)(c)                           0.106             0.052           0.059
Net realized and unrealized gain                      2.757             2.746           2.749
                                                  ---------          --------        --------
   Total from Investment Operations                   2.863             2.798           2.808
                                                  ---------          --------        --------
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS:
From net investment income                           (0.138)           (0.085)         (0.085)
In excess of net investment income                   (0.005)           (0.003)         (0.003)
From net realized gains                              (0.920)           (0.920)         (0.920)
                                                  ---------          --------        --------
   Total Distributions
    Declared to Shareholders                         (1.063)           (1.008)         (1.008)
                                                  ---------          --------        --------
Net asset value -
   End of period                                  $  15.520          $ 15.510        $ 15.520
                                                  ---------          --------        --------
Total return(d)                                       21.98%(e)         21.44%(e)       21.52%(e)
                                                  ---------          --------        --------
RATIOS TO AVERAGE NET ASSETS
Expenses(c)                                            1.32%(f)          2.07%(f)        2.07%(f)
Net investment income(c)                               1.44%(f)          0.69%(f)        0.69%(f)
Net assets at end of period (000)                 $ 185,029          $  4,335        $  1,180


(a)   Effective July 1, 1997, Class D shares were redesignated Class C shares.

(b) Per share data was calculated using average shares outstanding during the period.

(c) The per share amounts and ratios reflect income and expenses assuming inclusion of the Fund's proportionate share of the income and expenses of LFC Utilities Trust.

(d) Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.

(e)   Not annualized.

(f)   Annualized.

                         COLONIAL GLOBAL UTILITIES FUND
                          FINANCIAL HIGHLIGHTS - CONT.





                                 Year ended October 31
                      ---------------------------------------------
                                         1997
                         Class A         Class B        Class C(a)
                      --------------   -----------     -----------

                       $     12.000    $     12.010    $     12.000
                       ------------    ------------    ------------

                              0.328           0.225           0.225

                              1.740           1.732           1.742
                       ------------    ------------    ------------

                              2.068           1.957           1.967
                       ------------    ------------    ------------

                             (0.348)         (0.247)         (0.247)
                                 --              --              --
                                 --              --              --
                       ------------    ------------    ------------
                             (0.348)         (0.247)         (0.247)
                       ------------    ------------    ------------

                       $     13.720    $     13.720    $     13.720
                       ------------    ------------    ------------
                              17.40%          16.43%          16.53%
                       ------------    ------------    ------------

                               1.31%           2.06%           2.06%
                               2.46%           1.71%           1.71%

                       $    162,267    $      3,243    $        818

                         COLONIAL GLOBAL UTILITIES FUND
                          FINANCIAL HIGHLIGHTS - CONT.

Selected data for a share of each class outstanding throughout each period are as follows:

                                                                     Year ended October 31
                                                 ---------------------------------------------------------
                                                                           1996
                                                      Class A               Class B           Class C(b)
                                                 ----------------       ------------        -------------
Net asset value -
   Beginning of period                            $     11.080          $     11.080        $     11.080
                                                  ------------          ------------        ------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income(a)(c)(d)                           0.427                 0.340               0.340
Net realized and unrealized gain (loss)                  0.878                 0.889               0.879
                                                  ------------          ------------        ------------
   Total from Investment Operations                      1.305                 1.229               1.219

                                                  ------------          ------------        ------------
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS:
From net investment income                              (0.385)               (0.299)             (0.299)
From net realized gains                                   --                    --                  --
                                                  ------------          ------------        ------------
  Total Distributions
     Declared to Shareholders                           (0.385)               (0.299)             (0.299)
                                                  ------------          ------------        ------------
Net asset value -
   End of period                                  $     12.000          $     12.010        $     12.000
                                                  ------------          ------------        ------------
Total return(f)                                          11.99%                11.25%              11.16%
                                                  ------------          ------------        ------------
RATIOS TO AVERAGE NET ASSETS
Expenses                                                  1.38%(c)              2.13%(c)            2.13%(c)
Net investment income                                     3.70%(c)              2.95%(c)            2.95%(c)
Fees and expenses waived or borne by
  Liberty Securities and LFC Utilities Trust                --                    --                  --
Net assets at end
  of period (000)                                 $    169,840          $      1,538        $        584

                                                            --                    --                  --

(a) Net of fees and expenses waived or borne by Liberty Securities which amounted to

(b)   Effective July 1, 1997, Class D shares were redesignated Class C shares.

(c) Per share data was calculated using average shares outstanding during the period.

(d) The per share amounts and ratios reflect income and expenses assuming inclusion of the Fund's proportionate share of the income and expenses of LFC Utilities Trust.

(e) Class B and Class C shares were initially offered on March 27, 1995. Per share data reflects activity from that date.

(f) Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.

(g) Total return would have been lower had Liberty Securities and LFC Utilities Trust not waived certain expenses.

(h)   Not annualized.

(i)   Annualized.

                         COLONIAL GLOBAL UTILITIES FUND
                          FINANCIAL HIGHLIGHTS - CONT.



                                         Year ended October 31
        -----------------------------------------------------------------------------------------------
                              1995                                           1994               1993
          Class A              Class B(e)           Class C(b)(e)         Class A             Class A
        ------------          ------------         ------------         ------------        ------------
        $     10.610          $     10.420         $     10.420         $     12.150        $     10.430
        ------------          ------------         ------------         ------------        ------------

               0.536                 0.248                0.248                0.550               0.570

               0.520                 0.665                0.665               (1.430)              1.790
        ------------          ------------         ------------         ------------        ------------

               1.056                 0.913                0.913               (0.880)              2.360
        ------------          ------------         ------------         ------------        ------------

              (0.517)               (0.253)              (0.253)              (0.500)             (0.610)
              (0.069)                 --                   --                 (0.160)             (0.030)
        ------------          ------------         ------------         ------------        ------------

              (0.586)               (0.253)              (0.253)              (0.660)             (0.640)
        ------------          ------------         ------------         ------------        ------------

        $     11.080          $     11.080         $     11.080         $     10.610        $     12.150
        ------------          ------------         ------------         ------------        ------------
               10.32%(g)              8.82%(h)             8.82%(h)            (7.40)%             23.30%
        ------------          ------------         ------------         ------------        ------------

                1.29%(d)              2.05%(d)(i)          2.05%(d)(i)          1.20%               1.13%
                5.14%(d)              3.73%(d)(i)          3.73%(d)(i)          4.90%               4.80%


                0.03%                 0.02%(i)             0.02%(i)             --                  --

        $    211,916          $        745         $        307         $    260,450        $    304,500


        $      0.002                  --                   --                   --                  --

                              SHAREHOLDER SERVICES
                            TO MAKE INVESTING EASIER

Your Fund has one of the most extensive selections of shareholder services available. Your financial advisor can help you arrange for any of these services, or you can call Colonial Investors Service Center directly at 1-800-345-6611.

AFFORDABLE ADDITIONAL INVESTMENTS: Add to your account with as little as $50 on most funds; $25 for an IRA account.

FREE EXCHANGES(1): Exchange all or part of your account into the same share class of another fund distributed by Liberty Financial Investments, Inc. by phone or mail.

EASY ACCESS TO YOUR MONEY(1): Make withdrawals from your account by phone, by mail or, for certain funds, by check.

ONE-YEAR REINSTATEMENT PRIVILEGE: If you need access to your money, but then choose to return it within one year, you can reinvest in any fund distributed by Liberty Financial Investments of the same share class without any penalty or sales charge.

FUNDAMATIC: Make periodic investments as low as $50 from your checking account to your Fund account.

SYSTEMATIC WITHDRAWAL PLAN (SWP): Receive monthly, quarterly or semiannual payments via check or bank transmission. There is a $5,000 account value required, but no minimum for the payment amount. The maximum annual withdrawal is 12% of account balance at time SWP is established. SWPs by check are processed on the 10th calendar day of each month unless the 10th falls on a non-business day or the first business day of the week. If this occurs, the processing date will be the previous business day. Dividends and capital gains must be reinvested.

AUTOMATED DOLLAR COST AVERAGING: Transfer money on a monthly basis from any fund with a balance of $5,000 into the same share class of up to four other funds distributed by Liberty Financial Investments. Minimum for each transfer is $100.

RETIREMENT PLANS: Choose from a broad range of retirement plans, including IRAs.

(1) Redemptions and exchanges are made at the next determined net asset value after the request is received by the Transfer Agent. Proceeds may be more or less than your original cost. The exchange privilege may be terminated at any time. Exchanges are not available on all funds. Investors who purchase Class B or C shares, or $1 million or more of Class A shares, may be subject to a contingent deferred sales charge.

                             HOW TO REACH COLONIAL
                              BY PHONE OR BY MAIL

BY TELEPHONE

CUSTOMER CONNECTION - 1-800-345-6611

For 24-hour account information, call from your touch-tone phone. (Rotary callers will be automatically connected to a representative during business hours.) A recorded message will guide you through the menu:

For fund prices, dividends and capital gains information  . . . . . .   press 1

For account information  . . . . . . . . . . . . . . . . . . . . . . . .press 2

To speak to a service representative  . . . . . . . . . . . . . . . . . press 3

For yield and total return information  . . . . . . . . . . . . . . . . press 4

For duplicate statements or new supply of checks  . . . . . . . . . . . press 5

To order duplicate tax forms and year-end statements  . . . . . . . . . press 6
(February through May)

To review your options at any time during your call   . . . . . . . . . press *

To speak with a shareholder services representative about your account, call Monday to Friday, 8:00 a.m. to 8:00 p.m. ET, and Saturdays from February through mid-April, 10:00 a.m. to 2:00 p.m. ET.

COLONIAL TELEPHONE TRANSACTION DEPARTMENT - 1-800-422-3737

To purchase, exchange or sell shares by telephone, call Monday to Friday, 9:00 a.m. to 7:00 p.m. ET. Transactions received after the close of the New York Stock Exchange will receive the next business day's closing price.

LITERATURE - 1-800-426-3750

To request literature on any fund distributed by Liberty Financial Investments, call Monday to Friday, 8:30 a.m. to 6:30 p.m. ET.

BY MAIL

COLONIAL INVESTORS SERVICE CENTER, INC.
P.O. BOX 1722
BOSTON, MA  02105-1722

                           SHAREHOLDER COMMUNICATIONS
                              TO KEEP YOU INFORMED

To make recordkeeping easy and keep you up-to-date on the performance of your investments, you can expect to receive the following information about your account:

TRANSACTION CONFIRMATIONS: Each time you make a purchase, sale or exchange, you receive a confirmation statement within just a few days.

QUARTERLY STATEMENTS: Every three months, if any transactions are made that affect your share balance, this statement reports on your account activity during the quarter (including any reinvestment of dividends). This statement also provides year-to-date information.

LIBERTY FINANCIAL INVESTMENTS INVESTOR OPPORTUNITIES: Mailed with your quarterly account statements, this newsletter highlights timely investment strategies, portfolio manager commentary and shareholder service updates.

TAX FORMS AND YEAR-END TAX GUIDE: Easy-to-use forms and timely information are designed to make tax reporting simpler. (Usually mailed in January.)

AVERAGE COST BASIS STATEMENTS: If you sold or exchanged shares during the year, this statement may help you calculate your gain/loss for tax purposes. (Usually mailed in February.)

                    IMPORTANT INFORMATION ABOUT THIS REPORT

The Transfer Agent for Colonial Global Utilities Fund is:

Colonial Investors Service Center, Inc.
P.O. Box 1722
Boston, MA  02105-1722
1-800-345-6611


Colonial Global Utilities Fund mails one shareholder report to each shareholder address. If you would like more than one report, please call 1-800-426-3750 and additional reports will be sent to you.


This report has been prepared for shareholders of Colonial Global Utilities Fund. This report may also be used as sales literature when preceded or accompanied by the current prospectus which provides details of sales charges, investment objectives and operating policies of the Fund and with the most recent copy of the Liberty Financial Investments Performance Update.

                                    TRUSTEES
ROBERT J. BIRNBAUM
Consultant (formerly Special Counsel, Dechert, Price & Rhoads; President and Chief Operating Officer, New York Stock Exchange, Inc.; President, American Stock Exchange, Inc.)

TOM BLEASDALE
Retired (formerly Chairman of the Board and Chief Executive Officer, Shore Bank & Trust Company)

LORA S. COLLINS
Attorney (formerly Attorney, Kramer, Levin, Naftalis, & Frankel)

JAMES E. GRINNELL
Private Investor (formerly Senior Vice President-Operations, The Rockport
Company)

RICHARD W. LOWRY
Private Investor (formerly Chairman and Chief Executive Officer, U.S. Plywood Corporation)

WILLIAM E. MAYER
Partner, Development Capital, L.L.C. (formerly Dean, College of Business and Management, University of Maryland; Dean, Simon Graduate School of Business, University of Rochester; Chairman and Chief Executive Officer, CS First Boston Merchant Bank; and President and Chief Executive Officer, The First Boston Corporation)

JAMES L. MOODY, JR.
Retired (formerly Chairman of the Board and Chief Executive Officer, Hannaford Bros. Co.)

JOHN J. NEUHAUSER
Dean, Boston College School of Management

ROBERT L. SULLIVAN
Retired Partner, Peat Marwick Main & Co. (formerly Management Consultant, Saatchi and Saatchi Consulting Ltd. and Principal and International Practice Director, Management Consulting, Peat Marwick Main & Co.)


[LIBERTY LOGO]
LIBERTY FINANCIAL INVESTMENTS, INC.(C)1998
Distributor for Colonial Funds, Stein, Roe Advisor Funds and Newport Funds One Financial Center, Boston, MA 02111-2621, 1-800-426-3750
Visit us at www.libertyfunds.com


                                                 GU-03/253F-0498  (6/98)  98/560